Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Commitments

On November 25, 2020, the Company guaranteed a 5-year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest. As of December 31, 2025 the commercial loan were fully repay to UOB Bank.

The Company also guaranteed a SGD 7,400,000 10-year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.

The Company also has a banker’s guarantee totaling SGD 4.6 million (USD 3.4 million) from UOB Bank for the ongoing projects as of December 31, 2025. These guarantees are at the request of the main contractor or owner as a security deposit for the performance of the Company obligations under the contracts. All the banker’s guarantee will expired before September 24, 2028.

As of December 31, 2025, the future minimum payments under certain of the Company’s contractual obligations were as follows:

Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	128,854	119,007	9,847	-	-
Financing lease	-	-	-	-	-
Operating lease	-	-	-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of December 31, 2024 and 2025, the Company is not involved in any material legal or administrative proceedings except for the case below with regards to its subsidiary FBS SG, which matter is now resolved.